Schedule of major related parties and their relationships with the company (Details)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Cuprina Farm Sdn. Bhd. [Member]
Related Party Transaction [Line Items]
Relationships with the company	[1]	Related Party	Related Party
Cuprina Pollination Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Relationships with the company	[1]	Related Party	Related Party
Pestoniks Innovations Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Relationships with the company	[1]	Related Party	Related Party
Cuprina MENA Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationships with the company		Affiliate	Affiliate
Cuprina Holding Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Relationships with the company		Shareholder	Shareholder
Jimmy Lee Peng Siew [Member]
Related Party Transaction [Line Items]
Relationships with the company		Shareholder	Shareholder
Baptista Carl Marc [Member]
Related Party Transaction [Line Items]
Relationships with the company	[2]	Shareholder	Shareholder
David Quek Yong Qi [Member]
Related Party Transaction [Line Items]
Relationships with the company		Shareholder	Shareholder
Bryan Teo Yingjie [Member]
Related Party Transaction [Line Items]
Relationships with the company		Shareholder and immediate family member of a shareholder, Teo Peng Kwang	Shareholder and immediate family member of a shareholder, Teo Peng Kwang
Rachel Lee Lin [Member]
Related Party Transaction [Line Items]
Relationships with the company		Shareholder and immediate family member of a shareholder, Jimmy Lee Peng Siew	Shareholder and immediate family member of a shareholder, Jimmy Lee Peng Siew
Dorea Quek En Qi [Member]
Related Party Transaction [Line Items]
Relationships with the company		Shareholder and immediate family member of a shareholder, David Quek Yong Qi	Shareholder and immediate family member of a shareholder, David Quek Yong Qi
De Guzman Caroline Francesca Lee Ling [Member]
Related Party Transaction [Line Items]
Relationships with the company	[2]	Shareholder and immediate family member of a shareholder, Baptista Carl Marc	Shareholder and immediate family member of a shareholder, Baptista Carl Marc
Teo Peng Kwang [Member]
Related Party Transaction [Line Items]
Relationships with the company		Shareholder	Shareholder
iCapital Holdings (SG) Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Relationships with the company	[2]	Shareholder	Shareholder
Ng Bee Poh [Member]
Related Party Transaction [Line Items]
Relationships with the company		Immediate family member of a shareholder, David Quek Yong Qi	Immediate family member of a shareholder, David Quek Yong Qi

[1]	Principal shareholders of these entities are also the principal shareholders of the Company
[2]	Ceased to be the related parties as of December 31, 2025 following the disposal of their shareholding (direct and indirect) in the Company during the year